OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2014
OTHER LONG-TERM ASSETS [Abstract]
OTHER LONG-TERM ASSETS
NOTE 6:-	OTHER LONG-TERM ASSETS

	December 31,
	2014	2013

Severance pay fund	$22,243	$24,543
Long-term deposits	1,675	1,940
Deferred tax assets	9,114	3,875
Other investments	5,509	2,895

	$38,541	$33,253